Events After the Balance Sheet Date - Additional Information (Detail) € in Millions, $ in Billions	Mar. 01, 2018 shares	Feb. 15, 2018 USD ($)	Jan. 23, 2018 EUR (€)	Jun. 05, 2013 USD ($) shares	Mar. 14, 2011	Jan. 24, 2011
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity						15 February 2021
Grupo Modelo [member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares | $				$ 1.5
Shares reserved for issue under options and contracts for sale of shares | shares				23,076,922
Deferred share units vesting period				5 years
7.75% Notes Due on 2019 [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity					2019
Borrowings, interest rate					7.75%
Fixed interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate						4.375%
Bonds [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued			€ 4,250
Bonds [member] | Floating interest rate [member] | Bonds due on 15 April 2024 [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued			€ 1,500
Borrowings rate basis			30 basis point above three-month EURIBOR
Borrowings, maturity			15 April 2024
Bonds [member] | Fixed interest rate [member] | Bonds due on 22 January 2027 [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued			€ 2,000
Borrowings, maturity			22 January 2027
Borrowings, interest rate			1.15%
Bonds [member] | Fixed interest rate [member] | Bonds due on 23 January 2035 [member]
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued			€ 750
Borrowings, maturity			23 January 2035
Borrowings, interest rate			2.00%
Redemption of notes [member] | 7.75% Notes Due on 2019 [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, maturity		2019
Borrowings, interest rate		7.75%
Redemption of notes | $		$ 2.5
Major ordinary share transactions [member] | Grupo Modelo [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares issued during period | shares	23,076,922